Summary of profit and equity changes of interest rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Instruments Risk
Profit and equity of changes of interest rates gain	$ 77	$ 2,449
Profit and equity of changes of interest rates loss	$ (77)	$ 1,050